Treasury Index LinkEd Securities (TILESSM)
Series 2006-1
CUSIP NO. 89465GAA3
Distribution Date
U.S. Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal
Amount
Principal
Payment
Ending Principal
Amount
10-Year CMT
Rate
Fixed Rate
Spread
Total Rate Day Count
Interest
Amount Due
Aggregate
Interest Due
and Unpaid
Premium
Distribution
Total
Distribution
$12,700,000.00 $0.00 $12,700,000.00 2.34% 0.25% 2.59% 30/360 164,465.00 $0.00 $0.00 $164,465.00
Additional Information
164,465.00 $
400,050.00 $
2,000.00 $
857.50 $
Underlying Security
CUSIP Moody's S & P Moody's Date S & P Date
89465GAA3
N/A A- N/A
-
BBB-
20-Dec-10
Underlying Security A1 A- A3 BBB-
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
38143VAA7
$12,700,000.00
6.34500%
Current Ratings Original Ratings
Payment Dates
Cusip
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received
$402,907.50
To the Holders of:
Swap Counterparty Payment Amount to Trustee
Trustee Payment to Swap Counterparty
Trustee Fees
Expense Account Deposit
February 15, 2012
Goldman Sachs Capital I 6.345% Capital Securities due Feb 15, 2034
15th of Feb/Aug or NBD